CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net loss	$ (5,988,844)	$ (20,736,932)	$ (14,407,687)
Other comprehensive income / (loss), net of tax:
Foreign currency translation adjustment - Company	2,426,098	(2,562,602)	324,588
Foreign currency translation adjustment - Operating joint ventures	0	(639,366)	(486,011)
Total other comprehensive income / (loss) from continuing operations, net of tax	2,426,098	(3,201,968)	(161,423)
Comprehensive loss attributable to the Company	$ (3,562,746)	$ (23,938,900)	$ (14,569,110)